Other (Expense) Income, Net	12 Months Ended
Dec. 31, 2020
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Other (Expense) Income, Net
NOTE 17. OTHER (EXPENSE) INCOME, NET

For the years ended December 31, 2020 and 2019, Other (expense) income, net consisted of the following:

($ in thousands)	2020	2019
(Loss) gain on derivative instruments (Note 20)	$(13,319)	$(3,236)
Gain on conversion of loan to investment	—	703
Gain (loss) on changes in fair value of deferred and contingent consideration (Note 13)	2,126	(3,186)
Gain on debt modification (Note 14)	5,409	—
Gain on changes in fair value of loans receivable (Note 20)	921	1,515
Impairment on loan receivable (Note 20)	(902)	(3,037)
Loss on sale leaseback transactions (Note 7)	—	(670)
Sale and leaseback settlement costs (Note 7)	(479)	—
Dividend income	—	97
Unrealized loss on investments held at fair value (Note 8)	(160)	(2,827)
(Loss) gain on foreign currency	(2,394)	421
Other (loss) income on investments	(1,000)	—
Gain on dissolution of previously held equity investment (Note 8)	—	1,309
Other income, net	1,789	264

Total Other (expense) income, net	$(8,009)	$(8,647)